Commitments and Contingencies Obligation Reserves (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 25, 2010	Dec. 26, 2009
Kaiser purchased tax credits indemnity reserve
Loss Contingency Accrual [Roll Forward]
Balance at beginning of period	$ 23.7	$ 154.6	$ 120.8
Changes in Estimate	0	(32.3)	(5.9)
Cash Settlement		(96.0)
Foreign Exchange Transaction Impact	2.2	2.6	39.7
Balance at end of period	21.5	23.7	154.6
Kaiser Tax, Civil and Labor Indemnity Reserve [Member]
Loss Contingency Accrual [Roll Forward]
Balance at beginning of period	10.0	9.5	12.4
Changes in Estimate	0	0	(6.4)
Cash Settlement		0
Foreign Exchange Transaction Impact	0.9	(0.5)	3.5
Balance at end of period	9.1	10.0	9.5
Kaiser Indemnity Obligations
Loss Contingency Accrual [Roll Forward]
Balance at beginning of period	33.7	164.1	133.2
Changes in Estimate	0	(32.3)	(12.3)
Cash Settlement		(96.0)
Foreign Exchange Transaction Impact	3.1	2.1	43.2
Balance at end of period	$ 30.6	$ 33.7	$ 164.1